DEBT (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF DEBT

As of December 31, 2023 and 2022, the debt of the Group was as follows (all loans are USD denominated, except loans in Colombia are COP denominated):

Financial Institution	Type	Expiration	Annual Interest Rate	Restricted Cash at December 31, 2023	Restricted Cash at December 31, 2022	Remaining Borrowing Capacity at December 31, 2023	Amount Outstanding at December 31, 2023	Amount Outstanding at December 31, 2022
Costa Rica (USD denominated)
Banco Davivienda Costa Rica, S.A	Mortgage Loan	Refinanced	3Mo Secured Overnight Financing Rate (“SOFR”) + 435 bps, no min. rate	$—	$874,210	$—	$—	$30,411,676
Banco Davivienda Costa Rica, S.A	Mortgage Loan	Refinanced	3Mo SOFR + 435 bps, no min. rate	—	309,814	—	—	11,355,244
Banco Davivienda Costa Rica, S.A	Mortgage Loan	Refinanced	3Mo SOFR + 435 bps, no min. rate	—	142,244	—	—	4,856,716
Banco Davivienda Costa Rica, S.A	Mortgage Loan	Refinanced	3Mo SOFR + 442 bps, no min. rate	—	339,900	—	—	10,731,686
Banco Davivienda Costa Rica, S.A	Mortgage Loan	Refinanced	3Mo SOFR + 435 bps, no min. rate	—	320,940	—	—	3,865,901
Banco Davivienda Costa Rica, S.A.	Mortgage Loan	Nov, 2038	Year 1: 7.0% Year 2: 7.3% Thereafter: 3Mo SOFR + 240 bps	—	—	—	7,974,306	—
BAC Credomatic, S.A.	Mortgage Loan	Refinanced	3Mo SOFR + 432 bps, no min. rate	—	—	—	—	2,218,382
BAC Credomatic, S.A.	Mortgage Loan	Refinanced	3Mo SOFR + 440 bps, no min. rate	—	—	—	—	3,034,137

Financial Institution	Type	Expiration	Annual Interest Rate	Restricted Cash at December 31, 2023	Restricted Cash at December 31, 2022	Remaining Borrowing Capacity at December 31, 2023	Amount Outstanding at December 31, 2023	Amount Outstanding at December 31, 2022
BAC Credomatic, S.A.	Mortgage Loan	Refinanced	US Prime Rate + 110 bps, no min. rate	—	—	—	—	972,476
BAC Credomatic, S.A.	Mortgage Loan	Refinanced	3Mo SOFR + 439 bps, no min. rate	—	—	—	—	6,562,983
BAC Credomatic, S.A.	Mortgage Loan	July 2031	3Mo SOFR + 378 bps, no min. rate (except for the fixed rate of 8.1% from March 2023 to March 2024)	—	—	1,141,001	46,908,999	34,997,899
Banco Promerica de Costa Rica, S.A.	Mortgage Loan	Refinanced	Prime Rate + 275 bps, no min. rate	—	2	—	—	6,697,365
Banco Nacional de Costa Rica, S.A.	Mortgage Loan	Refinanced	0-2 years: 6.5%, Thereafter: 290 bps + US Prime Rate, no min. rate	—	—	—	—	7,583,783
Banco Nacional de Costa Rica, S.A.	Mortgage Loan	April 2048	Year 1: 5.9% Year 2: 6.2% Thereafter: 3Mo SOFR +140 bps	—	—	—	65,727,171	—
Banco Nacional de Costa Rica, S.A.	Mortgage Loan	April 2048	Year 1: 5.9% Year 2: 6.2% Thereafter: 3Mo SOFR +140 bps	480,000	—	—	18,285,023	—
Banco Nacional de Costa Rica, S.A.	Mortgage Loan	April 2048	Year 1: 5.9% Year 2: 6.2% Thereafter: 3Mo SOFR +140 bps	—	—	—	15,164,206	—
Banco Nacional de Costa Rica, S.A.	Mortgage Loan	April 2048	Year 1: 6.4% Year 2: 7.3% Thereafter: 3Mo SOFR + 280 bps	140,485	—	—	6,918,421	—

Financial Institution	Type	Expiration	Annual Interest Rate	Restricted Cash at December 31, 2023	Restricted Cash at December 31, 2022	Remaining Borrowing Capacity at December 31, 2023		Amount Outstanding at December 31, 2023	Amount Outstanding at December 31, 2022
Total Costa Rica Loans				$620,485	$1,987,110		$1,141,001	$160,978,126	$123,288,248
Peru (USD denominated)
International Finance Corporation Tranche 1	Mortgage Loan	Refinanced	6Mo SOFR + 425 bps, no min. rate	—	—		—	—	21,671,047
International Finance Corporation Tranche 2	Mortgage Loan	Refinanced	6Mo SOFR + 525 bps no min. rate	—	1,205,162			—	15,009,719
BBVA Peru Tranche 1	Mortgage Loan	March 2053	8.50%	—	—		—	48,670,000	—
BBVA Peru Tranche 2	Mortgage Loan	March 2053	8.40%	—	—		—	11,330,000	—
BBVA Peru	Mortgage Loan	July 2024	8.35%	2,000,000	—		—	2,000,000	—
Total Peru Loans				$2,000,000	$1,205,162	$		$62,000,000	$36,680,766
Colombia (COP denominated)
Bancolombia, S.A.	Mortgage Loan	January 2036	IBR +327 bps no min. rate	—	—		—	23,087,020	18,688,521
Bancolombia, S.A.	Mortgage Loan	May 2036	IBR +365 bps no min. rate	—	—		—	18,738,132	15,145,128
BTG	Secured Bridge Loan	August 2024	IBR +720 bps no min. rate	—	—		—	6,540,992	—
ITAÚ Corpbanca Colombia, S.A.	Mortgage Loan	Paid	IBR +447 bps no min. rate	—	—		—	—	7,047,004
Total Colombia Loans				$—	$—		$—	$48,366,144	$40,880,653
Panama (USD dominated)
Banco BTG Pactual S.A. — Cayman Branch	Secured Bridge Loan	Paid	SOFR + 600 bps, no min rate	—	—		—	—	15,000,000
Total Panama Loans				$—	$—		$—	$—	$15,000,000

Total				$2,620,485	$3,192,272		$1,141,001	$271,344,270	$215,849,667
Accrued financing costs								752,874	2,823,170
Debt issuance costs, net								(2,242,909)	(9,346,062)
Total debt								269,854,235	209,326,775
Less: Current portion of long-term debt								(16,703,098)	(23,576,982)
Less: Reclassified to short term due to debt waiver on Banco Davivienda Alajuela I SRL and Bancolombia & ITAÚ loans								—	(87,366,478)
Total Long-term debt						$		$253,151,137	$98,383,315

SCHEDULE OF LONG-TERM DEBT MATURITIES
	Mortgage Loan	Secured Bridge Loan	Total
Maturity:
2024	$10,162,104	$6,540,992	$16,703,096
2025	9,569,893	—	9,569,893
2026	10,215,729	—	10,215,729
2027	11,410,890	—	11,410,890
2028	11,835,657	—	11,835,657
Thereafter	211,609,005	—	211,609,005
Accrued and deferred financing cost, net	(1,490,035)	—	(1,490,035)
Total	$263,313,243	$6,540,992	$269,854,235

SCHEDULE OF WEIGHTED AVERAGE NET EFFECTIVE INTEREST RATE
	2023		2022
	Weighted Average Interest Rate (1)	Amount Outstanding	Weighted Average Interest Rate (1)	Amount Outstanding

Mortgage Loan	8.5%	$264,803,278	9.2%	$200,849,667
Bridge Loan	20.2%	6,540,992	10.7%	15,000,000
Total	8.8%	$271,344,270	9.3%	$215,849,667

(1)	The interest rate presented represent the effective interest rate (including debt issuance costs) at the end of the year for the debt outstanding.

SCHEDULE OF COMPONENTS OF FINANCING COST

The following table summarizes the components of financing cost including the deferred financial cost amortization for the year ended December 31, 2023, 2022 and 2021:

	2023	2022	2021

Gross interest expense	$22,557,977	$15,568,346	$9,506,320
Gross commitment fees	128,410	225,261	286,117
Amortization of debt issuance cost	203,237	1,089,893	659,072
Debt modification gain	(143,630)	(3,775,054)	—
Debt extinguishment loss	8,370,997	—	—
Other expense	593,623	112,542	238,740
Total financing cost before capitalization	31,710,614	13,220,988	10,690,249
Capitalized amounts into investment properties	(599,550)	(1,454,262)	(890,691)
Net financing cost	$31,111,064	$11,766,726	$9,799,558
Total cash paid for interest and commitment fees	$24,862,976	$14,505,955	$9,391,336

SCHEDULE OF RECONCILIATION OF LONG TERM DEBT
	2023	2022

Beginning balance	$209,326,775	$188,719,114
Secured bank debt borrowings	199,135,651	44,217,867
Bridge loan borrowings	6,540,992	—
Secured bank debt repayments	(152,416,321)	(13,335,183)
Bridge loan repayments	(66,040)	—
Long—term accrued interest	—	(9,733)
Debt issuance cost	(814,661)	(41,550)
Deferred financing cost amortization	184,423	1,037,824
Debt extinguishment loss	8,370,997	—
Debt modification gain	(143,630)	(3,775,054)
Foreign currency translation effect	(263,951)	(7,486,510)
Ending balance	$269,854,235	$209,326,775